Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Summary of Lease Liabilities Amounts Recognized in Consolidated Balance Sheets
The following table summarizes the lease liabilities amounts recognized in the consolidated balance sheets:

	March 31, 2022	March 31, 2021
Current	$641,698	$230,016
Non-current	2,063,421	2,886,940

Total	$2,705,119	$3,116,956

Summary of Movements in Cash and Non-cash Flows from Operating Leases
The following table summarizes the movements in cash and
non-cash
flows from operating leases:

	Years ended
	March 31, 2022	March 31, 2021
Operating cash flow payments for operating lease liabilities	$(25,201)	$(36,445)
Operating cash inflow payments for sublease classified as operating lease	61,166	21,320
Operating leases from business combination	—	892,472
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	275,840	1,282,743

Summary of Weighted-average Remaining Lease Term, and Weighted-average Discount Rate
The Corporation has calculated the weighted-average remaining lease term, presented in years below, and the weighted-average discount rate for the operating lease population. The Corporation uses the incremental borrowing rate as the lease discount rate, unless the lessor’s rate implicit in the lease is readily determinable, in which case it is used.

	March 31, 2022	March 31, 2021
Weighted-average remaining operating lease term (in years)	6.34	5.38
Weighted-average operating lease discount rate	5.69%	6.12%

Summary of Maturity Analysis, Contractual Undiscounted Cash Flows
(a)	Maturity analysis – contractual undiscounted cash flows:

March 31, 2022
2023	$753,444
2024	575,223
2025	457,263
2026	340,263
2027	194,593
2028 and thereafter	878,569

Total lease liabilities payments	$3,199,355
Less: Imputed interest	(494,236)

Total operating lease liabilities	$2,705,119